LOANS (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of loans by category

The following table presents the Bank’s loans by category as of the periods presented:

	December 31,	December 31,
	2015	2014
Commercial	(dollars in thousands)
Commercial and industrial	$127,899	$99,788
Non-farm, nonresidential real estate	161,009	163,461
Construction and development	51,330	50,424
Commercial loans secured by real estate	28,091	27,937
Other commercial	60,325	41,185
Total commercial	428,654	382,795
Residential
Consumer loans	9,914	9,536
Single family residential	260,254	229,559
Other retail	32,444	30,162
Total residential and consumer	302,612	269,257
	$731,266	$652,052
Less:
Allowance for possible loan and lease losses	(8,634)	(7,934)
Total net loans	$722,632	$644,118

Schedule of details regarding the aging loan portfolio

The following table provides details regarding the aging of the Bank’s loan portfolio:

	30-59	60-89	90 days	Total
	days	days	and greater	past		Total
December 31, 2015	past due	past due	past due	due	Current	Loans
	(dollars in thousands)
Commercial:
Commercial and industrial	$245	$25	$245	$515	$127,384	$127,899
Non-farm, non-residential real estate	2,486	123	279	2,888	158,121	161,009
Construction and development	7	-	-	7	51,323	51,330
Commercial loans secured by estate
real estate	24	8	163	195	27,896	28,091
Other commercial	-	-	-	-	60,325	60,325
Total commercial loans	2,762	156	687	3,605	425,049	428,654
Retail:
Consumer	43	36	7	86	9,828	9,914
Single family residential	1,918	664	164	2,746	257,508	260,254
Other retail	160	148	54	362	32,082	32,444
Total retail loans	2,121	848	225	3,194	299,418	302,612
Total	$4,883	$1,004	$912	$6,799	$724,467	$731,266

	30-59	60-89	90 days	Total
	days	days	and greater	past		Total
December 31, 2014	past due	past due	past due	due	Current	loans
	(dollars in thousands)
Commercial:
Commercial and industrial	$263	$63	$1,428	$1,754	$98,034	$99,788
Non-farm, non-residential real estate	413	145	330	888	162,573	163,461
Construction and development	-	-	-	-	50,424	50,424
Commercial loans secured by estate
real estate	92	56	172	320	27,617	27,937
Other commercial	10	-	1,092	1,102	40,083	41,185
Total commercial loans	778	264	3,022	4,064	378,731	382,795
Retail:
Consumer	72	7	42	121	9,415	9,536
Single family residential	2,361	395	464	3,220	226,339	229,559
Other retail	-	-	-	-	30,162	30,162
Total retail loans	2,433	402	506	3,341	265,916	269,257
Total	$3,211	$666	$3,528	$7,405	$644,647	$652,052

Summary of impaired loans by loan type

The following table summarizes the impaired loans by loan type:

	Unpaid	Recorded	Recorded			Average
	contractual	investment	investment	Total		recorded
	principal	with no	with	recorded	Related	investment	Interest	Interest
December 31, 2015	balance	allowance	allowance	investment	allowance	year to date	received	accrued
	(dollars in thousands)
Commercial:
Commercial and industrial	$432	$60	$262	$322	$28	$344	$17	$22
Non-farm, non-residential real estate	469	401	-	401	-	428	17	24
Commercial loans secured by real estate	192	-	163	163	29	169	6	13
Other commercial	-	-	-	-	-	-	-	-
Commercial total	1,093	461	425	886	57	941	40	59
Retail:
Single family residential	1,612	510	830	1,340	102	1,415	81	83
Other retail	130	74	-	74	-	79	6	7
Retail total	1,742	584	830	1,414	102	1,494	87	90
Total	$2,835	$1,045	$1,255	$2,300	$159	$2,435	$127	$149

	Unpaid	Recorded	Recorded			Average
	contractual	investment	investment	Total		recorded
	principal	with no	with	recorded	Related	investment	Interest	Interest
December 31, 2014	balance	allowance	allowance	investment	allowance	year to date	received	accrued

	(dollars in thousands)
Commercial:
Commercial and industrial	$3,760	$2,734	$217	$2,951	$9	$3,230	$97	$207
Non-farm, non-residential real estate	3,720	3,241	-	3,241	-	3,570	213	212
Commercial loans secured by real estate	1,053	564	166	730	33	826	67	77
Other commercial	1,256	1,092	-	1,092	-	1,171	89	84
Commercial total	9,789	7,631	383	8,014	42	8,797	466	580
Retail:
Single family residential	1,094	539	439	978	10	786	44	42
Other retail	425	411	-	411	-	369	17	19
Retail total	1,519	950	439	1,389	10	1,155	61	61
Total	$11,308	$8,581	$822	$9,403	$52	$9,952	$527	$641

	Unpaid	Recorded	Recorded			Average
	contractual	investment	investment	Total		recorded
	principal	with no	with	recorded	Related	investment	Interest	Interest
December 31, 2013	balance	allowance	allowance	investment	allowance	year to date	received	accrued
Commercial:
Commercial and industrial	$2,190	$1,338	$234	$1,572	$16	$1,620	$23	$134
Non-farm, non-residential real estate	3,236	1,155	1,551	2,706	282	2,819	157	168
Construction and development	461	461	-	461	44	556	30	30
Other commercial	3,834	3,310	178	3,488	-	3,704	225	241
Commercial total	9,721	6,264	1,963	8,227	342	8,699	435	573
Retail:
Single family residential	1,121	568	419	987	118	1,044	52	55
Other retail	11	-	11	11	11	11	-	-
Retail total	1,132	568	430	998	129	1,055	52	55
Total	$10,853	$6,832	$2,393	$9,225	$471	$9,754	$487	$628

Summary of nonaccrual loans by loan type

 Non-accrual loans, segregated by class of loans, were as follows:

	December 31, 2015	December 31, 2014
Commercial	(dollars in thousands)
Commercial and industrial	$322	$1,428
Non-farm, nonresidential real estate	401	409
Commercial loans secured by real estate	163	172
Other commercial	-	1,092
Total commercial loans	886	3,101
Residential
Consumer loans	74	42
Single family residential	1,237	2,237
Total residential loans	1,311	2,279
Total non-accrual loans	$2,197	$5,380

Schedule of troubled debt restructurings

Presented below, segregated by class of loans, are troubled debt restructurings:

	Twelve months ended December 31, 2015
		Post-	Net
	Number	modification	charge-offs
	of	outstanding	resulting in
	modifications	balance	modifications
	(dollars in thousands)
Retail:
Single family residential	2	$111	$-
Total	2	$111	$-

	Twelve months ended December 31, 2014
		Post-	Net
	Number	modification	charge-offs
	of	outstanding	resulting in
	modifications	balance	modifications
	(dollars in thousands)
Commercial:
Nonfarm nonresidential	1	$4,357	-
Retail:
Single family residential	1	316	3
Total	2	$4,673	$3

Schedule of risk grades and classified loans

The following table presents risk grades and classified loans by class:

December 31, 2015
Commercial loan portfolio: Credit		Non-farm, non-	Construction	Commercial
risk profile by internally assigned	Commercial	residential real	and	loans secured	Other	Commercial
grade	and industrial	estate	development	by real estate	commercial	loan totals
	(dollars in thousands)
Risk rating 1 - minimal risk	$1,263	$312	$-	$103	$77	$1,755
Risk rating 2 - modest risk	5,633	295	-	-	49,017	54,945
Risk rating 3 - average risk	54,952	43,253	9,328	2,529	6,004	116,066
Risk rating 4 - acceptable risk	60,922	105,014	40,604	24,895	5,066	236,501
Risk rating 5 - pass/watch	4,793	11,532	1,398	471	-	18,194
Risk rating 6 - special mention	-	108	-	-	161	269
Risk rating 7 - substandard	336	495	-	93	-	924
Risk rating 8 - doubtful	-	-	-	-	-	-
TOTALS	$127,899	$161,009	$51,330	$28,091	$60,325	$428,654

Retail loan portfolio: Credit risk
profiles based on delinquency status		Single family		Retail loan
classification	Consumer	residential**	Other retail	totals
	(dollars in thousands)
Performing - risk ratings 1 - 6	$9,896	$258,216	$32,388	$300,500
Risk rated 7*	18	2,038	56	2,112
TOTALS	$9,914	$260,254	$32,444	$302,612

*Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For the purposes of this table, the total includes all risk rated 7 loans, of which may be performing or non-performing.

**Single family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOCs).

December 31, 2014
Commercial loan portfolio: Credit		Non-farm, non-	Construction	Commercial
risk profile by internally assigned	Commercial	residential real	and	loans secured	Other	Commercial
grade	and industrial	estate	development	by real estate	commercial	loan totals
			(dollars in thousands)
Risk rating 1 - minimal risk	$1,004	$466	$-	$113	$1	$1,584
Risk rating 2 - modest risk	3,908	314		-	30,408	34,630
Risk rating 3 - average risk	47,047	46,784	18,903	4,700	5,712	123,146
Risk rating 4 - acceptable risk	42,116	101,809	29,808	21,682	3,802	199,217
Risk rating 5 - pass/watch	3,143	9,763	1,713	1,115	-	15,734
Risk rating 6 - special mention	-	958	-	-	170	1,128
Risk rating 7 - substandard	2,570	3,367	-	327	1,092	7,356
Risk rating 8 - doubtful	-	-	-	-	-	-
TOTALS	$99,788	$163,461	$50,424	$27,937	$41,185	$382,795

Retail loan portfolio: Credit risk
profiles based on delinquency status		Single family		Retail loan
classification	Consumer	residential**	Other retail	totals
	(dollars in thousands)
Risk ratings 1 - 6	$9,494	$226,637	$29,683	$265,814
Nonperforming - risk rating 7*	42	2,922	479	3,443
TOTALS	$9,536	$229,559	$30,162	$269,257

*Loans are classified as nonperforming loans and are automatically placed on nonaccrual status once they reach 90 days past due. For the purposes of this table, the total includes all risk rated 7 loans, of which may be performing or non-performing.

**Single family residential loans includes first mortgages, closed-end second mortgages, residential construction loans, and home equity lines of credit (HELOCs).

Schedule of allowance loan and lease losses

The following table summarizes the allocation in the ALLL by loan segment:

		Residential real	Consumer and
December 31, 2015	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$6,719	$1,053	$162	$7,934
Less: charge-offs	-	(34)	(13)	(47)
Add: recoveries	683	12	22	717
Add: provisions	-	30	-	30
Ending balance	$7,402	$1,061	$171	$8,634

		Residential real	Consumer and
December 31, 2014	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,359	$1,084	$152	$8,595
Less: charge-offs	(739)	(41)	(11)	(791)
Add: recoveries	99	10	21	130
Add: provisions	-	-	-	-
Ending balance	$6,719	$1,053	$162	$7,934

		Residential real	Consumer and
December 31, 2013	Commercial	estate	other retail	Totals
	(dollars in thousands)
Beginning balance	$7,528	$1,109	$172	$8,809
Less: charge-offs	(222)	(27)	(49)	(298)
Add: recoveries	53	2	29	84
Add: provisions	-	-	-	-
Ending balance	$7,359	$1,084	$152	$8,595

Schedule of recorded investment bsed on impairment methodology

The following tables detail the amount of the ALLL allocated to each portfolio segment as of December 31, 2015, 2014 and 2013, disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$57	$102	$-	$159
Loans collectively evaluated for impairment	7,345	959	171	8,475
Ending balance	$7,402	$1,061	$171	$8,634

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$42	$10	$-	$52
Loans collectively evaluated for impairment	6,677	1,043	162	7,882
Ending balance	$6,719	$1,053	$162	$7,934

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$342	$118	$11	$471
Loans collectively evaluated for impairment	7,017	966	141	8,124
Ending balance	$7,359	$1,084	$152	$8,595

     The following table shows loans as of December 31, 2015, 2014 and 2013 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology:

		Residential	Consumer and
December 31, 2015	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$886	$1,340	$74	$2,300
Loans collectively evaluated for impairment	427,768	258,914	42,284	728,966
Ending balance	$428,654	$260,254	$42,358	$731,266

		Residential	Consumer and
December 31, 2014	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,014	$978	$411	$9,403
Loans collectively evaluated for impairment	374,781	228,170	39,698	642,649
Ending balance	$382,795	$229,148	$40,109	$652,052

		Residential	Consumer and
December 31, 2013	Commercial	real estate	other retail	Totals
	(dollars in thousands)
Loans individually evaluated for impairment	$8,227	$987	$11	$9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Ending balance	$354,375	$213,763	$38,628	$606,766